CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2015	Dec. 31, 2014
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	₪ 0.6	₪ 0.6
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, shares issued	14,502,942	11,765,678
Ordinary shares, shares outstanding	14,499,684	11,762,420